FINANCIAL INSTRUMENTS - Liquidity risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp 97,432	Rp 102,770
Liquidity risk
FINANCIAL RISK MANAGEMENT
Financial liabilities	97,432	102,770
Contractual cash flow	(112,711)	(114,738)
Liquidity risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	18,920	17,779
Contractual cash flow	(18,920)	(17,779)
Liquidity risk | Accrued expenses
FINANCIAL RISK MANAGEMENT
Financial liabilities	15,445	15,885
Contractual cash flow	(15,445)	(15,885)
Liquidity risk | Customer deposits
FINANCIAL RISK MANAGEMENT
Financial liabilities	44	401
Contractual cash flow	(44)	(401)
Liquidity risk | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	8,191	6,682
Contractual cash flow	(8,191)	(6,682)
Liquidity risk | Two-step loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	209	355
Contractual cash flow	(216)	(375)
Liquidity risk | Bonds and notes payable
FINANCIAL RISK MANAGEMENT
Financial liabilities	4,793	6,993
Contractual cash flow	(10,096)	(12,821)
Liquidity risk | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	29,873	36,056
Contractual cash flow	(36,301)	(41,867)
Liquidity risk | Other borrowings.
FINANCIAL RISK MANAGEMENT
Financial liabilities	1,314	2,605
Contractual cash flow	(1,394)	(2,801)
Liquidity risk | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	18,473	15,888
Contractual cash flow	(21,908)	(15,979)
Liquidity risk | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	170	126
Contractual cash flow	(196)	(148)
Liquidity risk | No later than a year
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(60,040)	(57,039)
Liquidity risk | No later than a year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(18,920)	(17,779)
Liquidity risk | No later than a year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(15,445)	(15,885)
Liquidity risk | No later than a year | Customer deposits
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(44)	(401)
Liquidity risk | No later than a year | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(8,191)	(6,682)
Liquidity risk | No later than a year | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(123)	(150)
Liquidity risk | No later than a year | Bonds and notes payable
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(509)	(2,817)
Liquidity risk | No later than a year | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(10,020)	(8,228)
Liquidity risk | No later than a year | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(1,027)	(1,164)
Liquidity risk | No later than a year | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(5,741)	(3,922)
Liquidity risk | No later than a year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(20)	(11)
Liquidity risk | 1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(13,911)	(15,533)
Liquidity risk | 1-2 years | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(93)	(128)
Liquidity risk | 1-2 years | Bonds and notes payable
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(510)	(507)
Liquidity risk | 1-2 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(8,346)	(10,335)
Liquidity risk | 1-2 years | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(367)	(1,115)
Liquidity risk | 1-2 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,551)	(3,414)
Liquidity risk | 1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(44)	(34)
Liquidity risk | 2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(12,255)	(11,086)
Liquidity risk | 2-3 years | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(97)
Liquidity risk | 2-3 years | Bonds and notes payable
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,574)	(507)
Liquidity risk | 2-3 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,871)	(7,492)
Liquidity risk | 2-3 years | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flow		(522)
Liquidity risk | 2-3 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,766)	(2,434)
Liquidity risk | 2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(44)	(34)
Liquidity risk | 3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(7,469)	(10,411)
Liquidity risk | 3-4 years | Bonds and notes payable
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(293)	(2,500)
Liquidity risk | 3-4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(4,874)	(6,064)
Liquidity risk | 3-4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(2,258)	(1,813)
Liquidity risk | 3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(44)	(34)
Liquidity risk | After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(19,036)	(20,669)
Liquidity risk | After 4 years | Bonds and notes payable
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,210)	(6,490)
Liquidity risk | After 4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,190)	(9,748)
Liquidity risk | After 4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	(6,592)	(4,396)
Liquidity risk | After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flow	Rp (44)	Rp (35)